Nuveen Kansas Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.1%
	MUNICIPAL BONDS – 94.5%
	Consumer Staples – 6.3%
$7,080	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	$7,013,873
1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,100,000
1,535	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	10/20 at 100.00	Ba1	1,544,456
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29	6/27 at 100.00	BBB	611,170
1,005	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	9/20 at 100.00	N/R	1,005,201
1,500	Iowa Tobacco Settlement Authority, Asset-Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	10/20 at 100.00	B-	1,522,110
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	10/20 at 100.00	B-	761,055
830	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	891,843
625	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	644,456
320	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	362,752
2,510	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,589,542
17,655	Total Consumer Staples			18,046,458
	Education and Civic Organizations – 3.1%
250	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A, 4.000%, 3/01/27	3/24 at 100.00	Aa3	277,925
	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1:
1,690	5.250%, 6/01/38	6/21 at 100.00	Aa3	1,727,433
2,000	5.250%, 6/01/42	6/21 at 100.00	Aa3	2,042,020
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	10/20 at 100.00	Baa3	993,360
1,000	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32 (4)	9/21 at 100.00	N/R	310,000

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	$3,566,345
9,075	Total Education and Civic Organizations			8,917,083
	Financials – 0.5%
1,020	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,423,522
	Health Care – 7.3%
385	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	468,895
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,075	5.000%, 12/01/36	12/26 at 100.00	Ba1	1,165,053
400	5.000%, 12/01/41	12/26 at 100.00	Ba1	428,864
875	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	1,049,974
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,130,980
5,000	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A	5,947,100
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc, Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	AA-	3,235,740
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	9/25 at 100.00	AA-	2,299,400
	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B:
2,205	4.000%, 3/01/37	3/30 at 100.00	AA-	2,583,510
1,490	4.000%, 3/01/38	3/30 at 100.00	AA-	1,739,814
18,430	Total Health Care			21,049,330
	Industrials – 1.4%
425	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	10/20 at 100.00	B-	401,425
1,415	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	1,440,597
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,046,960
530	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	10/20 at 104.00	BB-	551,693
205	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	213,071
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	461,670
4,010	Total Industrials			4,115,416

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 3.2%
$2,500	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A, 5.250%, 11/15/53	11/23 at 103.75	N/R	$2,368,500
3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc, Refunding Series 2010S, 5.000%, 5/15/30	10/20 at 100.00	BBB	3,129,375
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,884,172
665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	696,208
9,005	Total Long-Term Care			9,078,255
	Tax Obligation/General – 21.3%
	Allen County Unified School District 257 Iola, Kansas, General Obligation Bonds, School Building Series 2019A:
1,120	4.000%, 9/01/33 – BAM Insured	9/28 at 100.00	AA	1,315,306
1,150	4.000%, 9/01/34 – BAM Insured	9/28 at 100.00	AA	1,347,133
565	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvent Series 2013A, 5.000%, 8/01/33 – AGM Insured	8/23 at 100.00	AA	636,326
1,000	Butler County Unified School District 490, Kansas, General Obligation Bonds, Refunding Series 2016A, 4.000%, 9/01/35 – BAM Insured	9/26 at 100.00	AA	1,145,530
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,474,370
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,195,920
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,505,426
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,773,487
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015A, 5.000%, 10/01/34	10/25 at 100.00	Aaa	1,500,950
500	Johnson County, Kansas, General Obligation Bonds, General Improvement Series 2016A, 5.000%, 9/01/24	No Opt. Call	AAA	593,645
5,000	Johnson County, Kansas, General Obligation Bonds, Internal Improvement Series 2018A, 4.000%, 9/01/34	9/27 at 100.00	AAA	5,948,550
3,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	Aa3	3,147,750
1,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2018A, 5.000%, 9/01/34	9/27 at 100.00	Aa3	1,252,130
	Leavenworth County Unified School District 453, Kansas, General Obligation Bonds, Series 2018A:
365	4.000%, 9/01/37	9/26 at 100.00	Aa3	413,165
2,155	4.000%, 9/01/38	9/26 at 100.00	Aa3	2,433,986
1,000	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45	9/27 at 100.00	A1	1,144,750

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,575	Lyon County Unified School District 253 Emporia, Kansas, General Obligation Bonds, Series 2019, 4.000%, 9/01/48	9/27 at 100.00	A1	$2,877,588
2,345	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011A, 5.500%, 7/01/27 – AGM Insured (4)	7/21 at 100.00	AA	2,409,675
4,715	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured (4)	7/22 at 100.00	AA	4,919,018
1,130	Riley County Unified School District 383, Manhattan-Ogen, Kansas, General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29	9/26 at 100.00	Aa2	1,345,909
500	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22	No Opt. Call	Aa2	528,465
2,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40	10/26 at 100.00	Aa3	2,403,180
465	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding Series 2017, 4.000%, 9/01/30 – BAM Insured	9/26 at 100.00	AA	549,109
	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A:
1,325	4.000%, 9/01/30	9/27 at 100.00	AA	1,607,397
1,650	4.000%, 9/01/31	9/27 at 100.00	AA	1,976,948
500	4.000%, 9/01/32	9/27 at 100.00	AA	595,485
2,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%, 12/01/39 (AMT)	12/25 at 100.00	AA+	2,339,120
	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A:
1,240	5.000%, 9/01/39	9/28 at 100.00	AA-	1,556,659
1,000	5.000%, 9/01/40	9/28 at 100.00	AA-	1,253,170
1,000	4.000%, 9/01/48	9/28 at 100.00	AA-	1,147,920
1,000	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Improvement Series 2016A, 4.125%, 9/01/37	9/26 at 100.00	AA-	1,153,870
200	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28	8/24 at 100.00	AA	215,504
	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2020A:
1,515	3.000%, 8/01/30 – BAM Insured	8/28 at 100.00	AA	1,719,283
2,395	3.000%, 8/01/31 – BAM Insured	8/28 at 100.00	AA	2,698,638
53,600	Total Tax Obligation/General			61,125,362
	Tax Obligation/Limited – 23.8%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
500	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	634,320
1,380	5.000%, 6/01/29 – AGM Insured	6/27 at 100.00	AA	1,743,727
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,890,185
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,651,426

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$1,000	5.000%, 11/15/34	11/25 at 100.00	BB	$1,104,730
2,000	5.000%, 11/15/39	11/25 at 100.00	BB	2,181,740
250	4.000%, 11/15/39	11/25 at 100.00	BB	258,360
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/23	1/22 at 100.00	BB	1,039,130
500	5.000%, 1/01/31	1/22 at 100.00	BB	515,565
875	5.125%, 1/01/42	1/22 at 100.00	BB	897,908
1,910	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,956,432
990	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.500%, 11/01/40	5/21 at 100.00	BB	999,880
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BB	1,116,180
2,000	5.000%, 12/01/25	No Opt. Call	BB	2,269,040
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,135,350
1,000	5.000%, 12/01/32	12/26 at 100.00	BB	1,130,190
2,275	5.000%, 12/01/33	12/26 at 100.00	BB	2,562,537
4,250	5.000%, 12/01/46	12/26 at 100.00	BB	4,666,840
2,630	Johnson County Community College, Kansas, Certificates of Participation, Series 2017, 4.000%, 10/01/28	10/26 at 100.00	Aa1	3,123,072
5,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/27	9/24 at 100.00	AA	5,878,250
1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	AA	1,794,420
2,240	Kansas Department of Transportation, Highway Revenue Bonds, Series 2017A, 5.000%, 9/01/33	9/27 at 100.00	AA	2,793,930
	Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds, K-State Olathe Innovation Campus Inc, Series 2019H-1:
1,170	4.000%, 9/01/30	9/27 at 100.00	Aa2	1,402,654
1,265	4.000%, 9/01/32	9/27 at 100.00	Aa2	1,494,446
1,350	3.000%, 9/01/34	9/27 at 100.00	Aa2	1,451,587
7,735	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019, 5.000%, 3/01/44	3/29 at 100.00	BB+	7,925,822
1,440	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	10/20 at 100.00	BBB	1,440,072
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
200	0.000%, 12/15/29 (4)	12/22 at 100.00	N/R	100,000
200	6.100%, 12/15/34 (4)	12/22 at 100.00	N/R	100,000
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	1,299,921

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
$410	1.449%, 7/01/27 (4)	No Opt. Call	C	$379,763
295	5.250%, 7/01/32 – NPFG Insured (4)	No Opt. Call	Baa2	303,508
430	5.250%, 7/01/33 – NPFG Insured (4)	No Opt. Call	Baa2	442,001
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured (4)	No Opt. Call	C	1,089,030
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,155,800
1,820	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	1,805,768
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A	1,546,908
1,260	5.000%, 12/01/26	12/24 at 100.00	A	1,416,101
1,175	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,064,127
495	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas International Speedway Corporation, Series 1999, 0.000%, 12/01/27 – MBIA Insured	No Opt. Call	N/R	367,211
63,305	Total Tax Obligation/Limited			68,127,931
	Transportation – 6.3%
1,120	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,211,661
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,950	6.250%, 10/01/34 (AMT)	10/23 at 100.00	BBB+	2,017,938
500	6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	515,740
1,005	Guam International Airport Authority, Revenue Bonds, Series 2019A, 5.000%, 10/01/23 (AMT)	No Opt. Call	BBB+	1,012,759
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,037,030
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	2,128,240
1,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 20193A, 5.000%, 9/01/38	9/29 at 100.00	Aa2	1,430,550
100	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/46 (AMT)	9/26 at 100.00	B	96,455
1,515	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	1,624,625

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
$1,705	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB-	$1,711,718
2,155	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB-	2,153,103
2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	2,250,480
945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	996,389
17,095	Total Transportation			18,186,688
	U.S. Guaranteed – 6.3% (5)
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A	2,219,460
935	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvent Series 2013A, 5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	1,062,104
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42 (Pre-refunded 6/01/25), 144A	6/25 at 100.00	BBB+	1,803,750
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	567,270
2,000	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	2,283,140
2,575	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/31 (Pre-refunded 12/01/20)	12/20 at 100.00	A3	2,605,334
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA-	1,099,610
4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R	4,224,520
2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	AA-	2,098,640
16,510	Total U.S. Guaranteed			17,963,828
	Utilities – 12.0%
1,255	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)	No Opt. Call	N/R	1,569
130	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	135,112
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
2,650	5.000%, 10/01/33	10/27 at 100.00	BBB	3,108,344
3,750	5.000%, 10/01/40	10/27 at 100.00	BBB	4,316,325
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,473,436

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Guam Power Authority, Revenue Bonds, Series 2014A:
$1,000	5.000%, 10/01/32	10/24 at 100.00	AA	$1,126,710
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,123,860
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
1,000	5.000%, 4/01/33 – BAM Insured	4/26 at 100.00	AA	1,204,940
1,000	5.000%, 4/01/34 – BAM Insured	4/26 at 100.00	AA	1,200,720
1,000	5.000%, 4/01/35 – BAM Insured	4/26 at 100.00	AA	1,196,000
1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	1,696,440
	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,524,888
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,381,848
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	1,250
515	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	644
480	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured (4)	10/20 at 100.00	AA	483,197
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
2,480	5.250%, 7/01/27 – AGM Insured (4)	No Opt. Call	AA	2,713,293
1,065	5.250%, 7/01/31 – AGM Insured (4)	No Opt. Call	AA	1,163,906
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	10/20 at 100.00	CCC	1,406,870
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37	9/22 at 100.00	A	2,189,560
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A	2,630,970
1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A	1,608,051
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A	2,736,950
33,740	Total Utilities			34,424,883
	Water and Sewer – 3.0%
600	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series 2017, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	765,012
100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	110,784
1,750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,919,715

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
$370	5.000%, 7/01/36	7/26 at 100.00	A-	$426,074
2,580	5.000%, 1/01/46	7/26 at 100.00	A-	2,917,928
	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A:
475	3.000%, 10/01/28	10/26 at 100.00	Aa3	528,186
355	3.000%, 10/01/29	10/26 at 100.00	Aa3	391,164
780	3.000%, 10/01/30	10/26 at 100.00	Aa3	853,351
580	3.000%, 10/01/31	10/26 at 100.00	Aa3	631,678
7,590	Total Water and Sewer			8,543,892
$251,035	Total Municipal Bonds (cost $261,068,367)			271,002,648

Shares	Description (1)	Value
	COMMON STOCKS – 0.6%
	Electric Utilities – 0.6%
89,726	Energy Harbor Corp, (6), (7), (8)	$1,727,226
	Total Common Stocks (cost $2,656,044)	1,727,226
	Total Long-Term Investments (cost $263,724,411)	272,729,874
	Other Assets Less Liabilities – 4.9%	14,180,440
	Net Assets – 100%	$286,910,314
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$271,002,648	$ —	$271,002,648
Common Stocks	—	1,727,226	—	1,727,226
Total	$ —	$272,729,874	$ —	$272,729,874

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.7%
	MUNICIPAL BONDS – 106.7%
	Education and Civic Organizations – 15.7%
$155	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017, 5.000%, 3/01/39	3/27 at 100.00	N/R	$155,854
1,060	Eastern Kentucky University, General Receipts Bonds, Series 2017A, 5.000%, 4/01/26	No Opt. Call	A1	1,255,411
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,000	5.000%, 7/01/33	7/25 at 100.00	BBB+	2,153,020
6,250	5.000%, 1/01/45	7/25 at 100.00	BBB+	6,588,875
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (AMT)	No Opt. Call	A	952,515
700	5.000%, 6/01/23 (AMT)	No Opt. Call	A	763,189
400	5.000%, 6/01/24 (AMT)	No Opt. Call	A	448,384
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series 2019A:
1,000	5.000%, 6/01/28 (AMT)	No Opt. Call	A	1,203,230
700	5.000%, 6/01/29 (AMT)	No Opt. Call	A	853,503
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	1,914,996
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,266,664
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	A1	1,339,976
1,075	5.000%, 3/01/27	3/25 at 100.00	A1	1,276,799
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	4,724,480
4,535	University of Kentucky, General Receipts Bonds, Refunding Series 2018A, 4.000%, 10/01/32	4/26 at 100.00	AA	5,127,407
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,348,180
250	University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%, 4/01/32	4/25 at 100.00	AA	290,380
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2011A:
150	5.000%, 9/01/20	No Opt. Call	A+	150,000
2,005	5.000%, 9/01/26	9/21 at 100.00	A+	2,094,223
1,200	5.000%, 9/01/27	9/21 at 100.00	A+	1,253,400
1,910	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	A+	1,994,995

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,500	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2016C, 4.000%, 9/01/28	3/26 at 100.00	A+	$2,816,675
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2016D:
1,155	5.000%, 3/01/31	9/26 at 100.00	A+	1,371,794
3,450	5.000%, 3/01/32	9/26 at 100.00	A+	4,078,555
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2020A:
1,365	4.000%, 9/01/30 – AGM Insured	9/28 at 100.00	AA	1,626,316
1,420	4.000%, 9/01/31 – AGM Insured	9/28 at 100.00	AA	1,681,308
	Western Kentucky University, General Receipts Revenue Bonds, Refunding Series 2016A:
2,690	5.000%, 9/01/25	No Opt. Call	A1	3,136,997
2,820	5.000%, 9/01/26	9/25 at 100.00	A1	3,273,682
49,815	Total Education and Civic Organizations			56,140,808
	Health Care – 16.3%
10,295	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 3.000%, 2/01/40 – AGM Insured	2/30 at 100.00	AA	10,704,844
	Glasgow, Kentucky, Healthcare Revenue Bonds, TJ Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB	103,586
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB	2,079,500
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB	3,434,919
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc, Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	9,332,800
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
3,500	5.000%, 8/15/42	8/21 at 100.00	A	3,582,915
3,645	5.250%, 8/15/46	8/21 at 100.00	A	3,738,130
3,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%, 8/15/41	8/27 at 100.00	A	3,489,420
500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41	6/27 at 100.00	Baa3	560,900
6,385	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44	8/29 at 100.00	BBB+	7,699,799
	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	122,693
100	5.000%, 8/01/38	8/29 at 100.00	BBB+	122,138
2,500	5.000%, 8/01/44	8/29 at 100.00	BBB+	3,014,800
2,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37	8/26 at 100.00	Ba2	2,238,900
3,250	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A+	3,510,812

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
$1,980	5.000%, 10/01/33	10/22 at 100.00	A+	$2,111,512
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,124,540
52,665	Total Health Care			57,972,208
	Housing/Multifamily – 0.3%
1,040	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/23)	12/20 at 100.00	N/R	1,042,392
	Housing/Single Family – 0.2%
	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2011B:
485	3.000%, 7/01/21	No Opt. Call	AAA	495,772
425	3.100%, 7/01/22	7/21 at 100.00	AAA	434,826
910	Total Housing/Single Family			930,598
	Tax Obligation/Limited – 31.1%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	A1	1,474,037
1,760	5.000%, 8/01/25	2/25 at 100.00	A1	2,093,749
3,560	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2020A, 5.000%, 6/01/28	No Opt. Call	AA-	4,552,172
1,545	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	1,509,712
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
8,500	5.000%, 9/01/43	9/28 at 100.00	A2	9,565,560
10,400	5.000%, 9/01/48	9/28 at 100.00	A2	11,664,848
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Subordinate Series 2018B:
1,050	5.000%, 9/01/24	No Opt. Call	A3	1,205,956
1,435	5.000%, 9/01/25	No Opt. Call	A3	1,683,269
1,485	5.000%, 9/01/26	No Opt. Call	A3	1,764,759
555	5.000%, 9/01/28	No Opt. Call	A3	669,524
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A:
13,650	4.000%, 12/01/41 – AGM Insured (UB) (4)	12/27 at 100.00	AA	15,176,070
4,100	5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	4,827,586
4,985	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/24	No Opt. Call	A1	5,843,467

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
$7,000	5.000%, 4/01/32 (UB) (4)	4/27 at 100.00	A1	$8,407,560
6,000	5.000%, 4/01/38	4/27 at 100.00	A1	7,071,480
2,500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/30	5/28 at 100.00	A1	3,107,450
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
1,250	5.000%, 7/01/30	7/22 at 100.00	Aa3	1,330,325
6,740	5.000%, 7/01/31	7/22 at 100.00	Aa3	7,164,216
5,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28 (UB) (4)	7/27 at 100.00	Aa3	6,224,750
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2017A:
1,930	5.000%, 7/01/33 (UB) (4)	7/27 at 100.00	Aa3	2,332,058
550	5.000%, 7/01/36 (UB) (4)	7/27 at 100.00	Aa3	658,554
500	5.000%, 7/01/37 (UB) (4)	7/27 at 100.00	Aa3	597,050
3,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	A1	3,087,840
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,739	4.500%, 7/01/34	7/25 at 100.00	N/R	7,132,423
89	4.550%, 7/01/40	7/28 at 100.00	N/R	94,783
1,370	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,459,023
96,943	Total Tax Obligation/Limited			110,698,221
	Transportation – 9.6%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,635	5.000%, 1/01/25	No Opt. Call	A1	1,928,940
1,855	5.000%, 1/01/30	1/26 at 100.00	A1	2,199,270
1,750	5.000%, 1/01/31	1/26 at 100.00	A1	2,066,365
2,730	5.000%, 1/01/33	1/26 at 100.00	A1	3,197,048
4,320	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%, 1/01/49	1/29 at 100.00	A1	5,226,120
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B:
2,000	0.000%, 7/01/23	No Opt. Call	Baa3	1,869,140
700	0.000%, 7/01/32	7/28 at 76.98	Baa3	417,319

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39 (5)	7/31 at 100.00	Baa3	$1,079,740
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
250	5.750%, 7/01/49	7/23 at 100.00	Baa3	267,598
11,500	6.000%, 7/01/53	7/23 at 100.00	Baa3	12,354,450
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,555	5.000%, 7/01/31 (AMT)	7/24 at 100.00	A+	1,764,956
1,500	5.000%, 7/01/32 (AMT)	7/24 at 100.00	A+	1,697,730
30,795	Total Transportation			34,068,676
	U.S. Guaranteed – 12.8% (6)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2008-A2:
3,520	0.000%, 12/01/22 – AGC Insured (ETM)	No Opt. Call	A3	3,486,982
3,750	0.000%, 12/01/23 – AGC Insured (ETM)	No Opt. Call	A3	3,695,663
10,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	11,099,200
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	2,937,083
500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A, 5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	543,540
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,317,291
1,100	5.000%, 7/01/31 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,192,609
1,000	5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	1,087,080
3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+	3,592,937
7,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	7,731,226
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	8,782,880
42,655	Total U.S. Guaranteed			45,466,491
	Utilities – 6.2%
3,375	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%, 2/01/26 (AMT)	12/23 at 100.00	A1	3,663,461
440	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	443,010

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.850%, 10/01/33 (Mandatory Put 4/01/21)	No Opt. Call	A1	$1,006,470
2,000	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/33 – AGM Insured	10/26 at 100.00	AA	2,387,960
5	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	9/20 at 100.00	AA	5,015
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	236,572
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,174,030
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,283,128
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,892,234
4,250	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	4,693,275
2,840	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	3,192,870
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	412,528
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	469,873
1,180	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (AMT) (Mandatory Put 9/01/27) (WI/DD, Settling 9/03/20)	No Opt. Call	A1	1,176,826
19,835	Total Utilities			22,037,252
	Water and Sewer – 14.5%
5,705	Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019, 4.000%, 6/01/49 – AGM Insured	6/26 at 100.00	AA	6,254,563
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 2015-XF2109:
1,330	17.908%, 2/01/25, 144A (IF) (4)	No Opt. Call	AAA	2,403,509
1,070	17.940%, 2/01/26, 144A (IF) (4)	2/25 at 100.00	AAA	1,908,152
2,525	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Refunding Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	3,080,626
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2018A:
4,265	5.000%, 2/01/30 (UB) (4)	2/28 at 100.00	AAA	5,476,175
5,000	5.000%, 2/01/31 (UB) (4)	2/28 at 100.00	AAA	6,385,200
2,570	Lexington-Fayette Urban County Government, Kentucky, Sewer System Revenue Bonds, Series 2019, 4.000%, 4/01/31	4/29 at 100.00	AA+	3,164,030
7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	7,913,250
3,730	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2018A, 4.000%, 5/15/37	5/28 at 100.00	AA	4,389,576

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%, 5/15/36	5/23 at 100.00	AA	$1,070,710
	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A:
795	5.000%, 5/15/27	11/24 at 100.00	AA	943,395
1,785	4.000%, 5/15/40	11/24 at 100.00	AA	1,949,862
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa2	2,873,808
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa2	3,730,458
43,460	Total Water and Sewer			51,543,314
$338,118	Total Long-Term Investments (cost $356,264,895)			379,899,960
	Floating Rate Obligations – (8.4)%			(29,845,000)
	Other Assets Less Liabilities – 1.7%			6,068,484
	Net Assets – 100%			$356,123,444
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$379,899,960	$ —	$379,899,960

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.4%
	MUNICIPAL BONDS – 103.4%
	Consumer Staples – 1.7%
$3,030	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	9/20 at 100.00	B-	$3,038,848
2,215	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	9/20 at 100.00	B2	2,227,182
5,245	Total Consumer Staples			5,266,030
	Education and Civic Organizations – 23.4%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A+	1,669,233
	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2019:
1,165	5.000%, 10/01/33	10/29 at 100.00	A+	1,452,207
2,020	5.000%, 10/01/34	10/29 at 100.00	A+	2,510,759
3,835	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	4,255,048
	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016:
2,695	5.000%, 10/01/34	10/26 at 100.00	A+	3,134,986
2,000	5.000%, 10/01/41	10/26 at 100.00	A+	2,287,720
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	399,977
	Grand Valley State University, Michigan, General Revenue Bonds, Series 2017:
250	5.000%, 12/01/30	12/24 at 100.00	A+	283,493
250	5.000%, 12/01/32	12/24 at 100.00	A+	281,590
415	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 3.250%, 2/01/24	No Opt. Call	BB+	416,726
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc Project, Series 2010A, 6.125%, 9/01/40	10/20 at 100.00	BB	1,001,100
500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BB+	520,585
830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	B	768,530
4,670	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA	5,413,090
1,835	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	2,273,308
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	2,140,650

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Northern Michigan University, General Revenue Bonds, Series 2018A:
$500	5.000%, 12/01/32	6/28 at 100.00	A1	$616,050
400	5.000%, 12/01/34	6/28 at 100.00	A1	489,468
3,250	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	3,687,353
4,990	Oakland University, Michigan, General Revenue Bonds, Series 2019, 5.000%, 3/01/50	3/29 at 100.00	A1	5,975,325
515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	622,537
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
5,000	4.000%, 4/01/26	No Opt. Call	AAA	6,001,700
1,000	5.000%, 4/01/34	4/27 at 100.00	AAA	1,248,820
1,190	5.000%, 4/01/35	4/27 at 100.00	AAA	1,481,883
3,000	5.000%, 4/01/36	4/27 at 100.00	AAA	3,723,480
3,345	5.000%, 4/01/47 (4)	4/27 at 100.00	AAA	4,065,413
2,800	5.000%, 4/01/47 (UB) (4)	4/27 at 100.00	AAA	3,403,036
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,377,220
	University of Michigan, General Revenue Bonds, Series 2015:
2,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	2,739,168
800	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	954,504
3,090	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/36	11/29 at 100.00	Aa3	3,870,596
650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	Aa3	763,906
60,900	Total Education and Civic Organizations			71,829,461
	Health Care – 7.0%
1,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA	1,030,420
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	817,387
2,335	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	2,730,736
3,085	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	3,474,759
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	2,082,956
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A	1,399,350
2,955	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	3,452,385
3,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	3,421,710

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
$1,670	5.000%, 11/01/25	11/22 at 100.00	A+	$1,819,599
1,250	5.000%, 11/01/42	11/22 at 100.00	A+	1,329,150
19,140	Total Health Care			21,558,452
	Tax Obligation/General – 29.2%
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa2	1,641,074
2,590	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	3,101,732
3,450	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/50	5/30 at 100.00	AA	4,074,415
1,000	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2018, 5.000%, 5/01/36	5/28 at 100.00	Aa1	1,267,800
	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2019:
875	5.000%, 5/01/41	5/29 at 100.00	Aa1	1,116,211
1,310	5.000%, 5/01/43	5/29 at 100.00	Aa1	1,658,093
1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,741,068
850	Chelsea School District, Washtenaw and Jackson, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39	5/30 at 100.00	AA	1,098,600
250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – BHAC Insured	No Opt. Call	AA+	281,093
1,575	East Lansing School District, Ingham and Clinton Counties, Michigan, General Obligation Bonds, Building & Site Series 2020II, 5.000%, 5/01/44	5/30 at 100.00	AA	2,004,109
2,000	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/39	5/27 at 100.00	AA	2,428,940
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,301,844
2,055	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	2,472,514
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,281,360
1,750	5.000%, 11/01/37 – AGM Insured	5/29 at 100.00	AA	2,235,275
1,500	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	AA	1,889,985
1,250	5.000%, 11/01/42 – AGM Insured	5/29 at 100.00	AA	1,570,175
1,060	Homer Community School District, Calhourn, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA	1,095,298
3,000	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, School Building & Site Series 2018, 5.000%, 5/01/42	5/28 at 100.00	Aa1	3,682,290

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
$500	5.000%, 4/01/26	No Opt. Call	AA+	$621,195
500	5.000%, 4/01/31	4/27 at 100.00	AA+	631,725
	Kent County, Michigan, General Obligation Bonds, Limited Tax Refunding Series 2019:
500	4.000%, 12/01/29	No Opt. Call	AAA	637,770
955	4.000%, 12/01/30	No Opt. Call	AAA	1,236,018
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,260,739
	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015:
1,500	5.000%, 1/01/31	1/25 at 100.00	AAA	1,760,565
2,000	5.000%, 1/01/37	1/25 at 100.00	AAA	2,345,560
1,750	Lakeview School District, Calhoun County, Michigan, General Obligation Bonds, School Building & Site Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AA	2,105,547
185	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Series 2017, 5.000%, 5/01/31	11/27 at 100.00	AA	238,123
1,050	Macomb Interceptor Drain Drainage District, Macomb County, Michigan, General Obligation Bonds, Refunding Clintondale Pump Station Improvements Series 2020, 5.000%, 5/01/31	No Opt. Call	AA+	1,461,170
	Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017:
230	4.000%, 5/01/25	No Opt. Call	AA	265,949
375	4.000%, 5/01/28	5/27 at 100.00	AA	450,555
550	4.000%, 5/01/29	5/27 at 100.00	AA	649,506
265	4.000%, 5/01/31	5/27 at 100.00	AA	308,900
215	4.000%, 5/01/32	5/27 at 100.00	AA	249,267
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,234,640
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,059,850
	Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School Building & Site Series 2020I:
1,495	5.000%, 5/01/41 (WI/DD, settling 9/09/20)	5/30 at 100.00	AA	1,921,030
2,465	5.000%, 5/01/45 (WI/DD, settling 9/09/20)	5/30 at 100.00	AA	3,137,107
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	665,539
1,290	5.000%, 11/01/36	11/25 at 100.00	AA	1,556,643
1,175	Novi Community School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/44	5/30 at 100.00	Aa2	1,507,079
3,120	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46	5/29 at 100.00	AA	3,874,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	$619,260
1,095	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,347,715
1,915	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,206,003
3,115	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa1	3,954,056
3,500	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/50 (WI/DD, settling 9/01/20)	5/30 at 100.00	Aa1	4,454,730
4,000	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa2	5,000,520
2,625	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	2,975,857
73,300	Total Tax Obligation/General			89,678,879
	Tax Obligation/Limited – 15.1%
2,935	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	3,285,762
1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	1,442,663
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,066,530
4,070	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1, 5.000%, 10/01/39	10/24 at 100.00	AA-	4,663,040
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,387,300
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I:
1,540	5.000%, 4/15/36	10/26 at 100.00	Aa2	1,871,593
3,450	5.000%, 4/15/41	10/26 at 100.00	Aa2	4,150,108
1,000	5.000%, 10/15/46	10/26 at 100.00	Aa2	1,193,900
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I:
520	5.000%, 4/15/36	10/29 at 100.00	Aa2	678,569
1,000	4.000%, 10/15/49	10/29 at 100.00	Aa2	1,150,480
1,000	4.000%, 4/15/54	10/29 at 100.00	Aa2	1,145,620
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,770,015
9,170	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%, 11/15/45 (UB) (WI/DD, settling 9/10/20) (4)	11/30 at 100.00	AA+	10,792,540
685	Michigan State, Trunk Line Fund Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	757,411

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Michigan State, Trunk Line Fund Bonds, Series 2011:
$1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	$1,069,668
700	5.000%, 11/15/36	11/21 at 100.00	AA+	737,611
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,290	4.500%, 7/01/34	7/25 at 100.00	N/R	5,598,830
1,676	4.550%, 7/01/40	7/28 at 100.00	N/R	1,784,906
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	798,735
40,751	Total Tax Obligation/Limited			46,345,281
	Transportation – 3.3%
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (AMT)	No Opt. Call	A1	1,056,260
1,250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A1	1,489,987
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	12/22 at 100.00	A1	2,161,000
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,081,890
1,700	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44 (AMT)	12/24 at 100.00	A1	1,891,641
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36	12/28 at 100.00	A1	2,466,880
8,950	Total Transportation			10,147,658
	U.S. Guaranteed – 7.6% (5)
690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa1	745,227
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	2,275,675
365	5.000%, 1/15/42 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	389,050
525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34 (Pre-refunded 7/01/21)	7/21 at 100.00	AA-	546,079
	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond Trust 2016-XF0394:
250	18.025%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	290,155
800	18.025%, 7/01/37 (Pre-refunded 7/01/21), 144A (IF) (4)	7/21 at 100.00	AA-	928,496
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	3,249,360
5,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/47 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	5,525,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
$10	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	$10,587
2,295	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	2,432,746
365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	401,358
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,948,440
500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	501,965
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA-	2,166,240
21,935	Total U.S. Guaranteed			23,411,278
	Utilities – 8.6%
1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	1,945,950
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A:
1,250	5.000%, 7/01/31	7/27 at 100.00	AA-	1,593,363
1,000	5.000%, 7/01/32	7/27 at 100.00	AA-	1,267,570
8,835	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	11,184,403
	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/29	7/26 at 100.00	AA-	1,232,780
1,230	5.000%, 7/01/32	7/26 at 100.00	AA-	1,494,327
1,000	5.000%, 7/01/33	7/26 at 100.00	AA-	1,208,930
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,136,770
2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	2,029,680
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,129,090
22,190	Total Utilities			26,222,863
	Water and Sewer – 7.5%
850	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	1,028,041
1,500	Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue Bonds, Improvement & Refunding Series 2020, 4.000%, 1/01/50	1/30 at 100.00	AA	1,756,395
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	AA	1,712,265
800	5.000%, 1/01/39	1/24 at 100.00	AA	912,072

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32	1/23 at 100.00	AA	$386,250
1,655	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	2,019,282
1,250	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 1/01/41	1/26 at 100.00	AA	1,494,063
1,500	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2018, 5.000%, 1/01/43	1/28 at 100.00	AA	1,842,150
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,182,600
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,177,440
1,800	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Refunding Series 2018B, 5.000%, 10/01/39	10/28 at 100.00	AAA	2,291,832
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,702,530
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,379,356
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	3,462,150
245	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/20 at 100.00	AAA	245,938
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	521,335
19,670	Total Water and Sewer			23,113,699
$272,081	Total Long-Term Investments (cost $298,255,477)			317,573,601
	Floating Rate Obligations – (3.9)%			(12,035,000)
	Other Assets Less Liabilities – 0.5%			1,518,753
	Net Assets – 100%			$307,057,354

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$317,573,601	$ —	$317,573,601

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.3%
	MUNICIPAL BONDS – 98.3%
	Consumer Staples – 2.2%
$3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (AMT)	10/20 at 100.00	AA-	$3,010,380
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29 (AMT)	No Opt. Call	AA-	11,617,440
11,840	Total Consumer Staples			14,627,820
	Education and Civic Organizations – 10.3%
1,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	1,363,896
4,025	Curators of the University of Missouri, System Facilities Revenue Bonds, Taxable Series 2020A, 5.000%, 11/01/30	No Opt. Call	AA+	5,573,136
1,000	Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2018 A, 4.000%, 10/01/38	10/28 at 100.00	A+	1,132,410
1,055	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding Series 2019, 5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,290,698
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,136,858
2,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A1	2,373,140
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,124,020
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
2,295	4.000%, 10/01/34	10/29 at 100.00	A	2,572,397
2,510	4.000%, 10/01/36	10/29 at 100.00	A	2,788,786
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
575	3.500%, 10/01/22	No Opt. Call	BBB-	586,994
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,566,084
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,525,487
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,105,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
$3,700	5.000%, 10/01/38	10/25 at 100.00	AA-	$4,322,858
7,920	4.000%, 10/01/42	10/25 at 100.00	AA-	8,676,835
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
600	4.000%, 10/01/36	4/27 at 100.00	AA-	682,860
5,690	5.000%, 10/01/42	4/27 at 100.00	AA-	6,818,327
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A:
3,390	5.000%, 10/01/46	4/29 at 100.00	AA-	4,066,915
6,665	4.000%, 10/01/48	4/29 at 100.00	AA-	7,393,618
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	Baa1	1,142,824
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
260	4.000%, 10/01/31	10/27 at 100.00	A+	296,878
285	4.000%, 10/01/32	10/27 at 100.00	A+	323,512
500	4.000%, 10/01/33	10/27 at 100.00	A+	565,170
400	4.000%, 10/01/34	10/27 at 100.00	A+	451,060
1,625	Saint Louis Community College District, Saint Louis County, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/36	4/27 at 100.00	AA	1,867,645
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	10/20 at 100.00	N/R	949,590
1,100	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	1,106,567
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A1	900,145
60,555	Total Education and Civic Organizations			68,703,930
	Health Care – 20.8%
675	Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County Hospital Project, Series 2017B, 3.650%, 7/01/27	7/23 at 100.00	N/R	710,127
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,455	5.000%, 8/01/29	8/26 at 100.00	BBB-	1,621,568
1,000	5.000%, 8/01/30	8/26 at 100.00	BBB-	1,110,580
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
530	3.375%, 6/01/28	6/22 at 100.00	AA	549,504
4,000	5.000%, 6/01/33	6/22 at 100.00	AA	4,225,160
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2016, 5.000%, 6/01/39	6/26 at 100.00	AA	2,324,440

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	$1,568,098
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
1,325	5.000%, 3/01/31	3/27 at 100.00	BBB-	1,463,489
1,210	5.000%, 3/01/32	3/27 at 100.00	BBB-	1,329,911
1,645	5.000%, 3/01/36	3/27 at 100.00	BBB-	1,783,772
360	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Inc, Series 2017B, 4.500%, 12/01/35	12/25 at 100.00	N/R	387,086
	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Series 2017C:
200	4.400%, 12/01/35	12/25 at 100.00	N/R	214,082
1,000	4.500%, 12/01/36	12/25 at 100.00	N/R	1,071,540
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170	4.000%, 10/01/31	10/27 at 100.00	A-	1,290,171
1,220	4.000%, 10/01/32	10/27 at 100.00	A-	1,337,449
485	5.000%, 10/01/42	10/27 at 100.00	A-	565,908
2,450	5.000%, 10/01/47	10/27 at 100.00	A-	2,831,318
1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A	1,726,078
	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2020A:
290	5.000%, 2/15/29	No Opt. Call	A	372,873
310	5.000%, 2/15/30	No Opt. Call	A	404,082
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016:
1,060	4.000%, 11/15/33	5/26 at 100.00	A+	1,189,511
4,030	5.000%, 11/15/34	5/26 at 100.00	A+	4,778,532
4,335	5.000%, 11/15/35	5/26 at 100.00	A+	5,125,097
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 5.000%, 11/15/43	5/28 at 100.00	A+	1,208,670
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,096,500
5,890	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	6,333,870
9,125	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48)	1/28 at 100.00	AA	10,165,615
2,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	Baa2	2,173,262

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
$1,475	5.000%, 11/15/44	11/23 at 100.00	A2	$1,604,181
2,980	5.000%, 11/15/48	11/23 at 100.00	A2	3,235,207
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,581,986
2,400	5.000%, 11/15/39	11/25 at 100.00	A2	2,764,968
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A:
880	5.000%, 11/15/35	5/29 at 100.00	A2	1,094,746
3,000	4.000%, 11/15/49	5/29 at 100.00	A2	3,346,740
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012:
1,000	3.875%, 2/15/32	2/22 at 100.00	AA-	1,031,370
3,035	5.000%, 2/15/37	2/22 at 100.00	AA-	3,172,546
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F:
845	5.000%, 11/15/45	11/24 at 100.00	AA-	943,637
2,355	4.250%, 11/15/48	11/24 at 100.00	AA-	2,535,511
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,050	4.000%, 11/15/36	11/27 at 100.00	AA-	1,190,721
2,160	4.000%, 11/15/37	11/27 at 100.00	AA-	2,442,766
5,295	4.000%, 11/15/47	11/27 at 100.00	AA-	5,877,397
2,750	5.000%, 11/15/47	11/27 at 100.00	AA-	3,263,892
1,330	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30	12/28 at 100.00	AA-	1,700,072
1,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/44	2/29 at 100.00	AA-	2,178,487
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	AA-	1,149,400
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2015B:
1,500	3.500%, 12/01/32	6/25 at 100.00	A+	1,588,860
2,000	5.000%, 12/01/33	6/25 at 100.00	A+	2,285,860
500	3.625%, 12/01/34	6/25 at 100.00	A+	530,010
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2019:
1,100	4.000%, 12/01/35	6/29 at 100.00	A+	1,267,024
2,000	4.000%, 12/01/37	6/29 at 100.00	A+	2,287,000

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A:
$310	5.000%, 6/01/26	6/24 at 100.00	AA-	$356,212
2,000	5.000%, 6/01/31	6/24 at 100.00	AA-	2,250,580
1,090	4.000%, 6/01/32	6/24 at 100.00	AA-	1,180,307
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,000	4.000%, 6/01/48	6/28 at 100.00	AA-	1,113,410
1,500	5.000%, 6/01/48	6/28 at 100.00	AA-	1,793,190
	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2010A:
550	5.250%, 11/15/25	11/20 at 100.00	A+	554,917
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,558,263
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,006,060
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34	5/26 at 100.00	A+	3,351,300
3,030	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	3,307,427
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A2	2,986,219
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A2	3,966,678
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
830	5.000%, 11/15/28	11/25 at 100.00	N/R	887,893
2,250	4.000%, 11/15/36	11/25 at 100.00	N/R	2,174,242
3,000	5.000%, 11/15/46	11/25 at 100.00	N/R	3,074,280
1,195	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,320,798
125,995	Total Health Care			138,912,450
	Housing/Multifamily – 0.2%
1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	1,070,800
	Housing/Single Family – 0.3%
1,315	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	1,448,814
360	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	390,748
1,675	Total Housing/Single Family			1,839,562

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 4.4%
$3,110	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	$2,952,323
900	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	924,471
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,025	5.750%, 2/01/31	2/21 at 100.00	BBB	1,041,297
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB	2,789,737
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
1,000	5.000%, 2/01/35	2/24 at 100.00	BBB	1,057,420
1,500	5.000%, 2/01/44	2/24 at 100.00	BBB	1,570,785
5,550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	5,940,220
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C:
1,000	5.000%, 2/01/42	2/29 at 102.00	BBB	1,125,760
3,580	4.000%, 2/01/48	2/29 at 100.00	BBB	3,649,166
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	9/22 at 100.00	BB+	564,713
2,715	5.000%, 9/01/42	9/22 at 100.00	BB+	2,768,703
2,570	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	2,735,457
2,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48	9/27 at 100.00	BB+	2,106,040
500	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	478,470
28,750	Total Long-Term Care			29,704,562
	Tax Obligation/General – 14.0%
	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
930	5.000%, 3/01/29	3/21 at 100.00	N/R	951,697
190	5.000%, 3/01/29	3/21 at 100.00	AA-	194,404
1,035	5.000%, 3/01/30	3/21 at 100.00	N/R	1,059,147
210	5.000%, 3/01/30	3/21 at 100.00	AA-	214,868
840	4.750%, 3/01/31	3/21 at 100.00	N/R	858,556
170	4.750%, 3/01/31	3/21 at 100.00	AA-	173,390
2,000	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	2,118,560

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014:
$960	5.000%, 3/01/33	3/22 at 100.00	N/R	$1,026,749
40	5.000%, 3/01/33	3/22 at 100.00	AA-	42,728
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	3,996,701
3,665	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018, 4.000%, 3/01/36	3/26 at 100.00	AA	4,120,889
	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015:
2,000	4.000%, 3/01/35	3/27 at 100.00	AA+	2,295,380
1,160	4.000%, 3/01/36	3/27 at 100.00	AA+	1,326,878
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,336,360
1,225	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36	3/26 at 100.00	Aa1	1,468,640
1,000	Fort Osage Reorganized School District R-1, Jackson County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2017, 4.000%, 3/01/34	3/27 at 100.00	AA+	1,169,030
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,662,180
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,104,190
1,800	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36	3/27 at 100.00	AA+	2,216,754
1,000	Franklin County Reorganized School District R-XI Union, Missouri, General Obligation Bonds, Series 2020A, 5.000%, 3/01/36	3/25 at 100.00	AA+	1,179,650
2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,226,360
1,950	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32	3/27 at 100.00	AA+	2,498,788
1,435	Jackson County Center School District 58, Missouri, General Obligation Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37	3/27 at 100.00	Aa1	1,655,732
1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,142,950
	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2019A:
1,000	5.000%, 3/01/36	3/29 at 100.00	AA+	1,300,910
1,000	5.000%, 3/01/38	3/29 at 100.00	AA+	1,288,530
1,000	5.000%, 3/01/39	3/29 at 100.00	AA+	1,284,870
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA-	511,665
1,140	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 5.500%, 3/01/37	3/29 at 100.00	AA+	1,534,235

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2019, 5.500%, 3/01/39	3/29 at 100.00	AA+	$1,337,980
825	Johnson County School District R-VI Warrensburg, Missouri, General Obligation Bonds, Refunding Series 2019, 4.000%, 3/01/30	3/28 at 100.00	AA+	1,003,918
2,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program Series 2017, 4.000%, 3/01/32	3/27 at 100.00	AA+	2,343,120
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	2/22 at 100.00	AA	5,280,100
	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A:
1,510	4.000%, 2/01/36	2/28 at 100.00	AA	1,794,816
1,000	4.000%, 2/01/37	2/28 at 100.00	AA	1,186,180
1,190	Kansas City, Missouri, General Obligation Bonds, Series 2020A, 4.000%, 2/01/37	2/30 at 100.00	AA	1,467,627
	Marion County School District 60 Hannibal, Ralls and Marion County, Missouri, General Obligation Bonds, Series 2019:
1,050	5.000%, 3/01/31	3/24 at 100.00	AA+	1,205,505
2,000	5.000%, 3/01/39	3/24 at 100.00	AA+	2,261,880
1,775	Marshfield, Missouri, Combined Waterworks and Sewerage System Revenue Bones, Series 2020B, 5.000%, 2/01/47 – AGM Insured	2/28 at 100.00	AA	2,134,313
	Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018:
570	4.000%, 3/01/31	3/26 at 100.00	A+	648,632
325	5.000%, 3/01/34	3/26 at 100.00	A+	389,353
685	5.000%, 3/01/35	3/26 at 100.00	A+	818,328
	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding & School Building Series 2019:
1,000	4.000%, 3/01/36	3/27 at 100.00	AA+	1,165,300
1,000	4.000%, 3/01/37	3/27 at 100.00	AA+	1,161,890
550	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2019B, 4.000%, 3/01/34	3/30 at 100.00	AA+	686,141
500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	553,005
1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	1,134,160
2,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018, 5.000%, 3/01/37	3/26 at 100.00	AA-	2,379,000
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,608,390
2,000	Platte County School District Park Hill, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2017, 4.000%, 3/01/31	3/26 at 100.00	AA+	2,325,360
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,362,036
355	Riverview Fire Protection District, St Louis County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2020, 4.000%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	421,442

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,000	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2020, 3.000%, 3/01/34 (WI/DD, Settling 9/03/20)	3/28 at 100.00	AA	$4,444,680
1,000	Saint Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36	3/26 at 100.00	AA	1,198,890
985	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, School Building Series 2019, 4.000%, 3/01/35	3/29 at 100.00	AA	1,198,489
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,113,660
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,113,660
	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
650	4.000%, 3/01/31	3/27 at 100.00	AA	762,313
705	4.000%, 3/01/33	3/27 at 100.00	AA	818,604
550	4.000%, 3/01/35	3/27 at 100.00	AA	634,898
600	4.000%, 3/01/37	3/27 at 100.00	AA	688,290
	Washington School District, Franklin County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2019:
1,500	4.000%, 3/01/34	3/27 at 100.00	AA+	1,738,335
905	4.000%, 3/01/35	3/27 at 100.00	AA+	1,044,089
81,425	Total Tax Obligation/General			93,385,175
	Tax Obligation/Limited – 18.6%
885	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	850,742
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019:
625	4.000%, 10/01/34	10/29 at 100.00	AA-	744,119
2,680	4.000%, 10/01/36	10/29 at 100.00	AA-	3,162,641
3,500	4.000%, 10/01/48	10/29 at 100.00	AA-	4,006,100
5,280	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2020A, 4.000%, 10/01/44	10/30 at 100.00	Aa2	6,170,366
2,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	1,957,120
1,555	Brentwood, Missouri, Certificates of Participation, Series 2019, 4.000%, 10/01/37	10/25 at 101.00	AA-	1,720,856
	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Series 2020A:
1,000	4.000%, 4/01/35 – BAM Insured	4/28 at 100.00	AA	1,159,640
525	4.000%, 4/01/36 – BAM Insured	4/28 at 100.00	AA	605,687
	Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018:
340	4.000%, 4/01/38	4/28 at 100.00	A+	385,512
2,515	5.000%, 4/01/43	4/28 at 100.00	A+	3,033,945

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$900	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018, 4.000%, 3/01/35	3/26 at 100.00	Aa3	$999,810
2,040	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	2,045,304
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	393,795
300	Excelsior Springs, Missouri, Certificate of Participation, Refunding Series 2020B, 4.000%, 3/01/31 – BAM Insured	No Opt. Call	AA	377,727
	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
1,000	4.000%, 3/01/29	3/27 at 100.00	AA+	1,205,300
1,075	4.000%, 3/01/30	3/27 at 100.00	AA+	1,289,258
450	4.000%, 3/01/36	3/27 at 100.00	AA+	517,730
375	4.000%, 3/01/37	3/27 at 100.00	AA+	430,181
500	4.000%, 3/01/38	3/27 at 100.00	AA+	572,165
195	Florissant Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Florissant - Cross Keys Redevelopment Project, Refunding Series 2003, 5.625%, 5/01/24	10/20 at 100.00	N/R	195,199
440	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	11/20 at 100.00	N/R	433,000
1,105	Franklin County, Missouri, Certificates of Participation, Series 2019A, 3.000%, 11/01/30	11/26 at 100.00	A+	1,215,312
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)	10/20 at 100.00	N/R	876,200
530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	543,875
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,894,973
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	3,841,495
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,451,720
750	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 4.000%, 9/01/33	9/28 at 100.00	Aa3	890,048
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33	3/21 at 100.00	N/R	951,900
	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005:
1,470	5.750%, 3/01/23 – SYNCORA GTY Insured	No Opt. Call	BB+	1,568,755
1,560	5.750%, 3/01/24 – SYNCORA GTY Insured	No Opt. Call	BB+	1,701,570
1,745	5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BB+	1,949,409
	Howard Bend Levee District, St Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
1,000	4.875%, 3/01/33	3/23 at 100.00	BB+	1,007,120
1,300	5.000%, 3/01/38	3/23 at 100.00	BB+	1,308,177

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA-	$967,587
1,100	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A	No Opt. Call	N/R	1,115,796
1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 4.250%, 3/01/23	No Opt. Call	N/R	1,223,064
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,838,200
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	1,944,530
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA-	1,089,011
	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B:
360	4.000%, 10/01/30	10/27 at 100.00	AA-	419,396
2,500	5.000%, 9/01/31	9/27 at 100.00	AA-	3,117,725
235	3.625%, 10/01/32	10/27 at 100.00	AA-	261,614
342	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	10/20 at 100.00	N/R	329,404
912	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	10/20 at 100.00	N/R	159,585
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
1,200	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	1,258,308
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	104,207
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,195	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,153,450
785	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	759,951
1,750	Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%, 11/01/31	11/29 at 100.00	N/R	1,747,550
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,045,060
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,116,090
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,039,500
2,085	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Project, Series 2006, 5.000%, 5/01/23	10/20 at 100.00	N/R	1,976,830
570	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	12/22 at 100.00	BBB	594,185

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$3,000	4.500%, 7/01/34	7/25 at 100.00	N/R	$3,175,140
1,000	4.550%, 7/01/40	7/28 at 100.00	N/R	1,064,980
2,931	0.000%, 7/01/46	7/28 at 41.38	N/R	840,816
1,744	5.000%, 7/01/58	7/28 at 100.00	N/R	1,862,069
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,100,020
18	4.536%, 7/01/53	7/28 at 100.00	N/R	18,662
250	4.784%, 7/01/58	7/28 at 100.00	N/R	263,328
	Pulaski County, Missouri, Certificates of Participation, Series 2019:
880	4.000%, 12/01/32	12/27 at 100.00	A-	965,800
915	4.000%, 12/01/33	12/27 at 100.00	A-	1,000,269
450	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	407,417
1,075	Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/29	4/26 at 100.00	Aa3	1,242,474
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44, 144A	7/24 at 100.00	N/R	245,315
770	Saint Louis County Industrial Development Authority, Missouri, Transporation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32, 144A	3/22 at 100.00	N/R	726,472
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,971,431
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	914,550
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	893,250
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	868,360
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	843,600
	Saint Louis Municipal Library District, Missouri, Certificates of Participation, Refunding Series 2020:
2,460	4.000%, 3/15/44 – BAM Insured	3/30 at 100.00	AA	2,794,486
500	4.000%, 3/15/48 – BAM Insured	3/30 at 100.00	AA	564,855
	Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505	4.000%, 4/01/29	4/25 at 100.00	A	568,246
345	4.000%, 4/01/30	4/25 at 100.00	A	385,496
565	4.000%, 4/01/32	4/25 at 100.00	A	624,093
585	4.000%, 4/01/33	4/25 at 100.00	A	643,968

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,145	Sedalia, Missouri, Certificates of Participation, Refunding & Improvement Series 2020, 4.000%, 9/15/39 – BAM Insured	9/27 at 100.00	AA	$2,404,502
2,600	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A, 4.000%, 7/01/36	7/27 at 100.00	Aa2	2,899,728
1,630	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/26 (AMT)	No Opt. Call	Aa2	1,981,624
	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015:
2,205	5.000%, 4/01/27	4/25 at 100.00	Aa2	2,619,077
4,300	4.000%, 4/01/35	4/25 at 100.00	Aa2	4,723,507
	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A:
3,250	4.375%, 11/15/35	11/26 at 100.00	N/R	2,830,750
365	4.750%, 11/15/47	11/26 at 100.00	N/R	324,226
100	Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%, 4/01/37	4/28 at 100.00	N/R	91,737
1,285	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,390,267
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	Aa3	1,826,531
600	3.500%, 4/01/32	4/24 at 100.00	Aa3	639,702
119,462	Total Tax Obligation/Limited			124,434,542
	Transportation – 4.8%
665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	719,563
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A:
320	5.000%, 3/01/36 (AMT)	3/29 at 100.00	A	391,165
1,230	5.000%, 3/01/39 (AMT)	3/29 at 100.00	A	1,487,316
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
1,580	5.000%, 3/01/34 (AMT)	3/29 at 100.00	A	1,945,880
2,500	5.000%, 3/01/35 (AMT)	3/29 at 100.00	A	3,068,550
7,300	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A	8,658,968
7,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A	8,247,050
3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (AMT)	7/22 at 100.00	A	3,713,745

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Series 2017D:
$1,420	5.000%, 7/01/34 – AGM Insured (AMT)	7/27 at 100.00	AA	$1,678,497
1,000	5.000%, 7/01/35 – AGM Insured (AMT)	7/27 at 100.00	AA	1,178,230
1,000	5.000%, 7/01/36 – AGM Insured (AMT)	7/27 at 100.00	AA	1,174,270
27,515	Total Transportation			32,263,234
	U.S. Guaranteed – 6.8% (5)
	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019:
375	3.000%, 1/15/31 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	408,124
200	3.000%, 1/15/33 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	217,666
1,015	5.000%, 1/15/44 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	1,173,695
4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2	5,421,077
800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31 (Pre-refunded 2/15/21)	2/21 at 100.00	A	819,032
4,665	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	AAA	5,038,387
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	2,116,140
3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2011, 5.250%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	A-	4,082,153
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 5.000%, 10/01/39 (Pre-refunded 10/01/23)	10/23 at 100.00	A-	4,150,946
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	N/R	1,789,632
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R	2,356,165
6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37 (Pre-refunded 11/15/21)	11/21 at 100.00	AA+	6,982,866
2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1	2,466,240
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
2,200	5.000%, 1/01/32 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	2,234,584
2,000	5.000%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	2,031,440
850	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	928,778
2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25 (Pre-refunded 4/01/21)	4/21 at 100.00	AA+	2,555,250

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$660	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	12/20 at 100.00	N/R	$689,080
42,870	Total U.S. Guaranteed			45,461,255
	Utilities – 6.5%
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	457,517
3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	3,278,220
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,092,940
1,845	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	2,003,596
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,734,544
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	1,981,465
2,500	5.000%, 1/01/33	1/24 at 100.00	A2	2,815,750
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125	5.000%, 12/01/35	6/25 at 100.00	A2	1,310,861
650	5.000%, 12/01/37	6/25 at 100.00	A2	754,234
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A:
570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	654,565
1,415	5.000%, 12/01/34	6/26 at 100.00	A2	1,671,030
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	280,182
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A	3,339,993
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,670,255
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,747,850
1,500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2017, 4.000%, 12/01/32	12/27 at 100.00	A2	1,729,935
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018:
1,330	5.000%, 12/01/37	6/27 at 100.00	A2	1,586,358
1,140	5.000%, 12/01/38	6/27 at 100.00	A2	1,356,532
1,500	5.000%, 12/01/43	6/27 at 100.00	A2	1,766,310

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015:
$2,845	3.250%, 8/01/27	8/25 at 100.00	AA+	$3,186,941
3,000	3.600%, 8/01/29	8/25 at 100.00	AA+	3,376,110
2,000	4.000%, 8/01/31	8/25 at 100.00	AA+	2,290,280
37,980	Total Utilities			43,085,468
	Water and Sewer – 9.4%
	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017:
670	3.500%, 1/01/32	1/25 at 100.00	A-	712,994
720	4.000%, 1/01/42	1/25 at 100.00	A-	767,477
1,430	5.000%, 1/01/47	1/25 at 100.00	A-	1,593,706
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,164,400
1,670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,888,737
145	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	176,503
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
500	4.000%, 1/01/35	1/28 at 100.00	AA	594,555
1,865	4.000%, 1/01/37	1/28 at 100.00	AA	2,209,018
1,000	4.000%, 1/01/38	1/28 at 100.00	AA	1,182,700
3,105	4.000%, 1/01/42	1/28 at 100.00	AA	3,644,835
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,542,300
	Kansas City, Missouri, Water Revenue Bonds, Series 2020A:
430	5.000%, 12/01/29	No Opt. Call	AA+	586,572
1,225	4.000%, 12/01/44	12/30 at 100.00	AA+	1,505,047
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A+	1,261,500
1,250	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2019, 4.000%, 7/01/38	7/26 at 100.00	A+	1,391,862
1,775	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	2,133,266
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A:
6,000	5.000%, 5/01/42	5/27 at 100.00	AAA	7,404,720
2,000	5.000%, 5/01/47	5/27 at 100.00	AAA	2,451,400

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2019B:
$1,390	5.000%, 5/01/38	5/29 at 100.00	AAA	$1,798,855
3,060	5.000%, 5/01/44	5/29 at 100.00	AAA	3,904,101
2,675	5.000%, 5/01/49	5/29 at 100.00	AAA	3,394,655
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,304,280
140	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	10/20 at 100.00	Aaa	140,546
45	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	10/20 at 100.00	Aaa	45,158
85	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	10/20 at 100.00	Aaa	85,379
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	10/20 at 100.00	N/R	2,072,919
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/39	12/25 at 100.00	AA+	276,542
2,295	4.000%, 12/01/41	12/25 at 100.00	AA+	2,529,136
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
285	4.000%, 12/01/31	12/25 at 100.00	AA+	326,410
1,465	5.000%, 12/01/32	12/25 at 100.00	AA+	1,756,403
1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA+	1,548,855
4,240	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2018, 4.000%, 12/01/39	12/25 at 100.00	AA+	4,690,161
54,485	Total Water and Sewer			63,084,992
$593,552	Total Long-Term Investments (cost $615,853,154)			656,573,790
	Other Assets Less Liabilities – 1.7%			11,083,581
	Net Assets – 100%			$667,657,371

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$656,573,790	$ —	$656,573,790

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.3%
	MUNICIPAL BONDS – 99.3%
	Consumer Discretionary – 0.6%
	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019:
$1,350	5.000%, 12/01/44	12/29 at 100.00	BBB-	$1,297,607
3,110	5.000%, 12/01/51	12/29 at 100.00	BBB-	2,989,705
4,460	Total Consumer Discretionary			4,287,312
	Consumer Staples – 2.9%
20,690	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,006,671
1,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,615,067
14,470	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	15,917,000
36,620	Total Consumer Staples			20,538,738
	Education and Civic Organizations – 9.0%
2,065	Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/34	12/25 at 100.00	A+	2,410,227
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,566,655
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	3,164,383
	Lake County Community College District, Ohio, General Receipts Revenue Bonds, Lakeland Community College, Refunding Series 2019:
2,770	5.000%, 10/01/32	10/29 at 100.00	Aa2	3,612,717
2,055	4.000%, 10/01/34	10/29 at 100.00	Aa2	2,475,391
1,925	Miami University of Ohio, General Receipts Bonds, Refunding Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,010,066
2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,892,258
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017:
880	5.000%, 9/01/35	9/26 at 100.00	AA	1,062,354
2,915	5.000%, 9/01/41	9/26 at 100.00	AA	3,480,189

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,875	Miami University of Ohio, General Receipts Bonds, Refunding Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	AA	$3,359,668
180	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA-	180,841
	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A:
2,100	5.000%, 11/01/42	5/27 at 100.00	AA	2,526,846
1,500	5.250%, 11/01/46	5/27 at 100.00	AA	1,818,255
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,220,393
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,067,580
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 17.098%, 12/01/43, 144A (IF) (4)	12/22 at 100.00	AA-	1,571,300
2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A	2,824,000
1,505	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	1,771,505
2,000	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Series 2020A, 5.000%, 12/01/29	No Opt. Call	Aa1	2,745,280
	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,687,070
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,853,650
	Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120	5.000%, 6/01/28 – BAM Insured	6/26 at 100.00	AA	1,378,642
1,180	5.000%, 6/01/29 – BAM Insured	6/26 at 100.00	AA	1,448,780
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,046,950
3,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,505,020
2,000	Wright State University, Ohio, General Reciepts Bonds, Series 2011A, 5.000%, 5/01/31 – BAM Insured	5/21 at 100.00	AA	2,035,200
53,245	Total Education and Civic Organizations			62,715,220
	Health Care – 9.4%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/42	2/28 at 100.00	AA-	2,992,175
850	Butler County, Ohio, Hospital Faciliteis Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	4/21 at 100.00	A+	868,989
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,600	5.000%, 12/01/37	12/27 at 100.00	A-	3,087,422
1,110	5.000%, 12/01/47	12/27 at 100.00	A-	1,294,282

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	$5,736,350
	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
1,600	5.000%, 6/15/43	6/23 at 100.00	Ba2	1,665,536
495	5.250%, 6/15/43	6/23 at 100.00	Ba2	518,532
2,255	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,703,790
1,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	1,110,170
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC:
600	5.000%, 11/15/41	No Opt. Call	AA	903,960
3,000	5.000%, 11/15/49	No Opt. Call	AA	4,791,450
120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	10/20 at 100.00	A-	120,413
2,230	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/39	8/28 at 100.00	A+	2,718,482
930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	969,609
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,000	5.000%, 2/15/44	2/23 at 100.00	BB+	2,074,940
3,000	5.000%, 2/15/48	2/23 at 100.00	BB+	3,102,390
2,480	Ohio Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	10/20 at 100.00	AA	2,486,349
	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A:
1,155	5.000%, 1/01/30	1/28 at 100.00	AA	1,470,765
2,755	5.000%, 1/01/33	1/28 at 100.00	AA	3,446,891
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2013A:
1,475	5.000%, 1/15/28	1/23 at 100.00	A	1,604,446
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,764,994
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A:
2,725	5.000%, 1/15/50	1/30 at 100.00	A	3,325,372
2,280	4.000%, 1/15/50	1/30 at 100.00	A	2,561,147
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A3	1,866,953

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
$3,825	5.000%, 12/01/37	12/22 at 100.00	Ba3	$3,893,161
5,610	5.000%, 12/01/42	12/22 at 100.00	Ba3	5,675,300
57,615	Total Health Care			65,753,868
	Housing/Multifamily – 0.8%
680	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (AMT)	10/20 at 100.00	N/R	645,633
2,095	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (AMT)	10/20 at 100.00	Aa1	2,099,567
2,875	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (AMT)	10/20 at 100.00	Aa1	2,880,836
5,650	Total Housing/Multifamily			5,626,036
	Industrials – 0.6%
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc Project, Series 2009-5:
1,180	5.000%, 6/01/22	10/20 at 100.00	AA+	1,184,566
1,645	5.000%, 12/01/24	10/20 at 100.00	AA+	1,651,317
1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc, Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	1,712,624
4,425	Total Industrials			4,548,507
	Tax Obligation/General – 18.3%
3,150	Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds, Various Purpose School Improvement Series 2017, 5.000%, 12/01/41	12/27 at 100.00	Aa2	3,849,899
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	896,930
380	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006, 5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	502,375
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	904,160
3,110	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33	6/26 at 100.00	AA	3,804,712
5,530	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2017-1, 5.000%, 4/01/29	10/27 at 100.00	AAA	7,150,843
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	6,118,100
5,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	6,666,350
3,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/40	4/29 at 100.00	AAA	3,862,440

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$5,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/44	12/28 at 100.00	AAA	$5,908,700
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,150,300
450	5.000%, 12/01/24	No Opt. Call	Aaa	537,422
6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24	12/23 at 100.00	AAA	6,920,820
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	5,179,934
2,000	Gahanna-Jefferson City School District, Franklin County, Ohio, General Obligation Bonds, Construction & Improvement Series 2018, 5.000%, 12/01/48	6/28 at 100.00	Aa2	2,461,580
1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	1,166,840
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	437,095
850	0.000%, 12/01/30	No Opt. Call	Aa2	723,010
	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019:
1,980	4.000%, 12/01/51	6/29 at 100.00	AA+	2,273,555
1,150	5.000%, 12/01/53	6/29 at 100.00	AA+	1,435,729
2,595	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School Improvement Series 2017, 4.000%, 12/01/46	12/26 at 100.00	AA+	2,911,019
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	No Opt. Call	Aa1	1,010,083
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	2,043,194
55	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	55,743
1,000	Little Miami Local School District, Warren and Clermont Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 5.000%, 11/01/43	11/25 at 100.00	AA	1,189,990
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	992,390
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Apprication Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA-	984,500
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	1,327,670
1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	1,282,141
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,712,133
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	921,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Ohio State, General Obligation Bonds, Common Schools Series 2017B:
$4,500	5.000%, 9/15/27	No Opt. Call	AA+	$5,874,615
5,000	5.000%, 9/01/30	No Opt. Call	AA+	6,929,500
2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,331,560
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,223,450
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,606,663
	Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2020B:
350	5.000%, 8/01/32	8/28 at 100.00	AA+	453,996
270	5.000%, 8/01/36	8/28 at 100.00	AA+	344,914
	Ohio State, General Obligation Bonds, Refunding Highway Capital Improvement, Series 2020W:
1,400	5.000%, 5/01/33	5/30 at 100.00	AAA	1,904,042
800	5.000%, 5/01/34	5/30 at 100.00	AAA	1,083,848
1,190	5.000%, 5/01/35	5/30 at 100.00	AAA	1,605,619
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obigation Bonds, School Facilities Construction & Improvement Series 2016:
1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	1,216,520
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,269,331
50	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	AA-	54,726
2,380	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	2,641,871
4,000	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/48	12/29 at 100.00	AA	4,692,440
3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	3,664,355
6,000	Sycamore Community School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45	6/29 at 100.00	AAA	7,008,480
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,228,280
	Westerville City School District, Franklin and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2020:
1,000	3.000%, 12/01/43	6/29 at 100.00	Aa1	1,079,220
2,165	3.000%, 12/01/44	6/29 at 100.00	Aa1	2,304,707
106,750	Total Tax Obligation/General			127,898,844

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 23.0%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
$250	5.000%, 12/01/21	10/20 at 100.00	N/R	$251,560
950	5.000%, 12/01/25	10/20 at 100.00	N/R	954,760
1,165	5.000%, 12/01/30	10/20 at 100.00	N/R	1,169,415
1,890	5.000%, 12/01/35	10/20 at 100.00	N/R	1,895,519
	Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes, Series 2019A:
5,500	4.000%, 12/01/45	12/29 at 100.00	Aa2	6,447,320
4,000	4.000%, 12/01/49	12/29 at 100.00	Aa2	4,649,080
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
1,250	5.000%, 10/01/31	4/28 at 100.00	AA	1,575,325
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,248,480
1,000	Columbus Metropolitan Library, Franklin County, Ohio, Special Obligation Library Fund Facilities Notes, Refunding Series 2020, 4.000%, 12/01/30 (WI/DD, Settling 9/03/20)	No Opt. Call	Aa2	1,269,660
1,335	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	1,376,906
	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F:
2,710	5.250%, 12/01/25	12/20 at 100.00	AA	2,740,921
3,250	5.000%, 12/01/27	12/20 at 100.00	AA	3,283,767
9,530	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Refunding Series 2020D, 5.000%, 12/01/26 (WI/DD, Settling 9/15/20)	No Opt. Call	AA	12,092,045
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,000	5.000%, 12/01/28	12/24 at 100.00	AAA	1,179,890
1,810	5.000%, 12/01/32	12/24 at 100.00	AAA	2,123,148
1,585	5.000%, 12/01/33	12/24 at 100.00	AAA	1,855,607
1,385	5.000%, 12/01/34	12/24 at 100.00	AAA	1,620,824
1,055	5.000%, 12/01/35	12/24 at 100.00	AAA	1,234,160
2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	3,532,028
10,345	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aa1	11,764,644
3,560	Franklin County Convention Facilities Authority, Ohio, Lease Appropriation Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/46	12/29 at 100.00	AA	4,283,570
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AAA	1,270,400
16,500	5.000%, 6/01/43	6/28 at 100.00	AAA	20,650,410
5,695	5.000%, 6/01/48	6/28 at 100.00	AAA	7,087,541

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AA+	$2,057,469
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32	12/25 at 100.00	AA+	1,268,600
1,105	5.000%, 12/01/33	12/25 at 100.00	AA+	1,331,271
2,180	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA-	2,657,180
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	454,420
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,840,739
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,531,285
	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A1	1,300,134
5,375	5.000%, 12/01/31	12/21 at 100.00	A1	5,619,240
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	404,232
855	0.000%, 9/01/28	No Opt. Call	Aa2	776,691
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	Aa3	1,205,105
1,080	Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46	6/27 at 100.00	N/R	1,083,445
	Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile Correctional Building Fund Projects, Series 2019A:
2,465	5.000%, 4/01/38	4/29 at 100.00	AA	3,134,026
2,485	5.000%, 4/01/39	4/29 at 100.00	AA	3,150,458
1,250	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36	10/27 at 100.00	AA	1,548,762
2,245	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31	No Opt. Call	AA	3,135,255
1,200	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	AA	1,526,172
1,080	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2020A, 5.000%, 12/01/31	No Opt. Call	AA	1,512,065
1,250	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2019-1, 5.000%, 12/15/31	No Opt. Call	AA	1,751,075
1,360	Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas County Port Authority Seaport and Docks Project, State Transportation Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39 (AMT)	5/27 at 100.00	AA+	1,638,746
2,095	Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018, 5.000%, 12/01/44	12/28 at 100.00	AA	2,569,664
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	2,249,300

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	$516,345
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	899,030
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
8,320	4.500%, 7/01/34	7/25 at 100.00	N/R	8,805,722
1,257	4.550%, 7/01/40	7/28 at 100.00	N/R	1,338,680
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	532,490
325	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	10/20 at 100.00	N/R	325,419
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,546,916
800	5.000%, 12/01/24	12/22 at 100.00	AA+	882,432
	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
1,000	5.000%, 12/01/28	12/25 at 100.00	AA+	1,221,390
1,000	5.000%, 12/01/29	12/25 at 100.00	AA+	1,217,350
2,955	Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019, 4.000%, 12/01/44	12/24 at 100.00	Aa2	3,202,570
138,832	Total Tax Obligation/Limited			160,790,658
	Transportation – 5.0%
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	4,022,620
5,245	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	5,983,758
7,725	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A3	8,627,821
11,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	Aa2	12,417,900
2,450	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	Aa3	2,669,373
1,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2017A, 5.000%, 2/15/30	2/27 at 100.00	Aa2	1,257,320
30,920	Total Transportation			34,978,792

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 14.8% (5)
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
$750	5.500%, 11/01/22 (Pre-refunded 11/01/20)	11/20 at 100.00	A	$756,548
1,380	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	1,392,047
2,760	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A	2,784,095
2,155	Cincinnati, Ohio, General Obligation Bonds,Various Purpose, Refunding & Improvement Series 2015A, 5.250%, 12/01/33 (Pre-refunded 6/01/25)	6/25 at 100.00	AA	2,662,007
4,310	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/41 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	5,562,745
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29 (Pre-refunded 1/01/22)	1/22 at 100.00	A	7,448,140
1,000	5.000%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	A	1,064,020
3,450	5.000%, 1/01/31 (Pre-refunded 1/01/22) – AGM Insured	1/22 at 100.00	AA	3,670,869
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,135,203
1,150	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,318,670
1,205	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,381,737
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
755	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	860,723
2,245	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+	2,566,798
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
1,500	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,596,030
775	5.000%, 1/01/26 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	824,616
1,000	5.000%, 1/01/27 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,064,020
1,940	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured (ETM)	No Opt. Call	Aa2	1,974,028
	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	1,416,674
1,645	5.000%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	1,664,592
10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	AA+	10,891,014
1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,066,650
470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	490,962
11,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA+	13,005,135
3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB	3,463,981

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	$298,111
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	9,586,895
1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40 (Pre-refunded 12/01/23)	12/23 at 100.00	Aa2	1,879,097
9,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3	10,044,720
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa3	1,106,370
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
560	5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	618,234
1,305	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	1,445,379
1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	1,853,708
735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1	744,298
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46 (Pre-refunded 12/01/25)	12/25 at 100.00	A2	6,091,486
93,760	Total U.S. Guaranteed			103,729,602
	Utilities – 5.0%
1,750	American Municipal Power Inc, Ohio, Combined Hydroelectric Projects Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28	No Opt. Call	A	2,267,702
1,500	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,671,285
6,500	American Municipal Power, Inc, Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	7,625,930
1,665	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	2,056,908
	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2020A:
250	4.000%, 2/15/40	2/29 at 100.00	A	290,528
1,200	4.000%, 2/15/44	2/29 at 100.00	A	1,381,344
1,315	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2018, 5.000%, 11/15/37 – AGM Insured	5/28 at 100.00	AA	1,644,644
	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2020A:
1,000	4.000%, 11/15/35 – AGM Insured	11/29 at 100.00	AA	1,191,510
2,000	4.000%, 11/15/38 – AGM Insured	11/29 at 100.00	AA	2,320,640
2,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	1,543,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
$4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	$3,562,537
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A-	4,734,075
	Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement Series 2019:
865	4.000%, 10/01/37 – BAM Insured	10/29 at 100.00	AA	1,001,661
1,000	4.000%, 10/01/38 – BAM Insured	10/29 at 100.00	AA	1,154,350
1,015	4.000%, 10/01/39 – BAM Insured	10/29 at 100.00	AA	1,168,214
1,100	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	1,301,036
820	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	1,025
10,025	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	12,531
46,245	Total Utilities			34,929,880
	Water and Sewer – 9.9%
1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	10/20 at 100.00	AA	1,395,115
1,730	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa2	1,877,794
2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	2,758,666
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/30	6/26 at 100.00	AA+	6,227,700
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	8,390,115
450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	453,407
1,745	Lebanon, Ohio, Water System Revenue Bonds, Improvement & Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	A1	1,843,331
1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	1,110,800
5,570	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 11/15/33	5/28 at 100.00	AA+	7,127,539
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 17.983%, 3/01/21, 144A (IF) (4)	No Opt. Call	AA+	4,723,313
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Refunding Series 2019B:
1,560	5.000%, 12/01/29	No Opt. Call	AAA	2,141,318
1,170	5.000%, 6/01/30	No Opt. Call	AAA	1,621,491
1,100	5.000%, 12/01/30	No Opt. Call	AAA	1,539,824

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016:
$2,975	5.000%, 6/01/29	12/26 at 100.00	AAA	$3,777,268
1,900	5.000%, 12/01/36	12/26 at 100.00	AAA	2,347,982
4,840	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	6,267,074
1,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	1,119,605
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2015A, 5.000%, 6/01/26	No Opt. Call	AAA	6,285,550
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/31	6/27 at 100.00	AAA	6,324,400
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,224,100
55,675	Total Water and Sewer			69,556,392
$634,197	Total Municipal Bonds (cost $644,703,744)			695,353,849

Shares	Description (1)	Value
	COMMON STOCKS – 1.0%
	Electric Utilities – 1.0%
350,634	Energy Harbor Corp, (7), (8), (9)	$6,749,704
	Total Common Stocks (cost $7,901,417)	6,749,704
	Total Long-Term Investments (cost $652,605,161)	702,103,553
	Other Assets Less Liabilities – (0.3)%	(2,179,216)
	Net Assets – 100%	$699,924,337
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$695,353,849	$ —	$695,353,849
Common Stocks	—	6,749,704	—	6,749,704
Total	$ —	$702,103,553	$ —	$702,103,553

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.5%
	MUNICIPAL BONDS – 102.2%
	Consumer Discretionary – 0.2%
$105	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	BB-	$96,442
250	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	10/20 at 100.00	B1	249,980
355	Total Consumer Discretionary			346,422
	Consumer Staples – 1.7%
675	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	9/20 at 100.00	N/R	675,135
500	Iowa Tobacco Settlement Authority, Asset-Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	10/20 at 100.00	B-	507,370
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	324,806
1,060	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,093,591
2,550	Total Consumer Staples			2,600,902
	Education and Civic Organizations – 5.2%
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BBB-	1,095,490
1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,356,719
1,965	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	2,108,150
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hmong American Peace Academy, Series 2020:
420	4.000%, 3/15/30	No Opt. Call	BBB	467,292
500	4.000%, 3/15/40	3/30 at 100.00	BBB	539,195
1,200	5.000%, 3/15/50	3/30 at 100.00	BBB	1,402,524
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45	2/30 at 100.00	Baa1	1,058,850
7,385	Total Education and Civic Organizations			8,028,220
	Health Care – 21.5%
440	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	527,987
5,765	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc, Series 2020, 4.000%, 7/01/36	7/29 at 100.00	A	6,631,307

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc Obligated Group, Tender Option Bond Trust 2015-XF0118, 13.639%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	N/R	$286,277
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C:
4,000	5.000%, 2/15/47 (4)	2/27 at 100.00	A-	4,571,000
8,565	5.000%, 2/15/47 (UB) (4)	2/27 at 100.00	A-	9,787,654
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	AA-	1,137,850
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
2,000	4.000%, 12/01/44	12/29 at 100.00	A+	2,275,420
3,100	4.000%, 12/01/49	12/29 at 100.00	A+	3,505,449
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250	5.000%, 12/01/23	No Opt. Call	A+	285,392
2,000	4.000%, 12/01/35	6/24 at 100.00	A+	2,148,080
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB+	1,120,130
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/36	9/27 at 100.00	BBB-	571,035
175	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020A, 4.000%, 2/15/37 – AGM Insured	2/30 at 100.00	AA	202,491
29,045	Total Health Care			33,050,072
	Housing/Multifamily – 19.3%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,057,340
3,020	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	3,065,783
1,380	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	10/20 at 100.00	A+	1,471,425
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds,Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	4/23 at 100.00	A	2,171,360
700	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (AMT)	10/20 at 100.00	AA	701,638
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,283,759
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A:
1,000	4.000%, 11/01/47	11/26 at 100.00	AA	1,086,280
2,000	4.150%, 5/01/55	11/26 at 100.00	AA	2,179,380

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$2,230	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017B, 3.900%, 11/01/42	11/26 at 100.00	AA	$2,437,345
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A:
145	3.700%, 11/01/33	11/27 at 100.00	AA	162,007
2,000	4.300%, 11/01/53 (UB) (4)	11/27 at 100.00	AA	2,234,460
6,720	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.375%, 5/01/57	11/28 at 100.00	AA	7,166,880
2,500	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37, 144A	7/28 at 102.00	N/R	2,667,875
27,820	Total Housing/Multifamily			29,685,532
	Industrials – 1.1%
725	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	738,115
100	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	104,696
465	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	9/20 at 104.00	BB-	483,995
420	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	436,536
1,710	Total Industrials			1,763,342
	Long-Term Care – 8.8%
1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc, Series 2011, 6.650%, 9/01/43	10/20 at 100.00	N/R	1,000,300
500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc Project, Refunding Series 2015A, 4.450%, 3/01/30	10/20 at 101.00	N/R	460,865
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019, 5.000%, 8/01/49	8/26 at 103.00	N/R	1,693,180
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,082,960
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc Project, Series 2018, 5.125%, 10/01/48	10/23 at 102.00	N/R	2,011,000
1,750	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	1,923,915
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2019B, 5.000%, 7/01/38	7/26 at 100.00	A	580,295
185	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB-	188,145
1,520	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	1,613,282

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	$2,056,040
13,455	Total Long-Term Care			13,609,982
	Tax Obligation/General – 1.6%
525	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/23 – AGC Insured (5)	10/20 at 100.00	AA	528,496
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011C:
675	5.250%, 7/01/27 – AGM Insured (5)	10/20 at 100.00	AA	680,758
425	5.750%, 7/01/37 – AGM Insured (5)	10/20 at 100.00	AA	429,276
770	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured (5)	10/20 at 100.00	Baa2	790,020
2,395	Total Tax Obligation/General			2,428,550
	Tax Obligation/Limited – 32.9%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,790	4.000%, 6/01/36	6/29 at 100.00	AA	1,974,621
3,500	3.000%, 6/01/44	6/29 at 100.00	AA	3,616,375
10,000	0.000%, 6/01/49	6/29 at 47.10	AA	3,448,700
650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	10/20 at 100.00	N/R	650,436
	Brookfield Community Development and Redevelopment Authority, Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,340	3.550%, 6/01/34	6/25 at 100.00	A3	1,452,614
1,530	3.600%, 6/01/35	6/25 at 100.00	A3	1,652,400
1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/34	11/25 at 100.00	BB	1,104,730
590	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	605,446
845	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BB	949,636
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BB+	880,100
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,366,487
130	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB	133,701
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (AMT)	10/20 at 100.00	A2	677,268
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A:
800	5.000%, 11/15/30	11/26 at 100.00	A+	985,904
500	5.000%, 11/15/31	11/26 at 100.00	A+	614,840
550	5.000%, 11/15/32	11/26 at 100.00	A+	674,845

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
$95	4.000%, 11/15/21	No Opt. Call	A+	$99,228
145	5.000%, 11/15/22	No Opt. Call	A+	159,651
630	5.000%, 11/15/28	11/26 at 100.00	A+	779,379
500	5.000%, 11/15/34	11/26 at 100.00	A+	609,150
1,000	5.000%, 11/15/35	11/26 at 100.00	A+	1,214,320
500	5.000%, 11/15/36	11/26 at 100.00	A+	606,165
1,000	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Refunding Series 2013, 4.100%, 12/01/27	12/23 at 100.00	A2	1,099,230
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	10/20 at 100.00	C	500,185
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
535	5.250%, 7/01/32 – NPFG Insured (5)	No Opt. Call	Baa2	550,429
435	5.250%, 7/01/33 – NPFG Insured (5)	No Opt. Call	Baa2	447,141
500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	10/20 at 100.00	AA	503,540
1,025	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007N, 5.000%, 7/01/32 – RAAI Insured (5)	10/20 at 100.00	AA	1,031,458
3,085	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	Aa3	3,819,754
2,825	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	3,160,158
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006:
120	5.000%, 10/01/25 – NPFG Insured	10/20 at 100.00	Baa2	122,038
125	5.000%, 10/01/28 – FGIC Insured	10/20 at 100.00	Baa2	127,114
1,550	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,670,745
	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016:
390	5.000%, 12/15/27	6/26 at 100.00	Aa3	481,514
1,000	5.000%, 12/15/30	6/26 at 100.00	Aa3	1,227,670
500	5.000%, 12/15/31	6/26 at 100.00	Aa3	612,885
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	2,021,080
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
1,125	5.250%, 12/15/23	No Opt. Call	AA	1,272,532
675	5.250%, 12/15/27	No Opt. Call	AA	844,817

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
$785	4.000%, 12/15/25	12/22 at 100.00	Baa1	$826,911
2,170	5.000%, 12/15/28	12/22 at 100.00	Baa1	2,324,352
500	5.000%, 12/15/29	12/22 at 100.00	Baa1	534,005
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,717,336
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,483,724
55,845	Total Tax Obligation/Limited			50,634,614
	Transportation – 1.0%
145	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	149,644
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,037,300
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	374,305
1,500	Total Transportation			1,561,249
	U.S. Guaranteed – 2.9% (6)
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
2,860	5.250%, 12/15/23 (ETM)	No Opt. Call	AA	3,081,621
190	5.250%, 12/15/27 (ETM)	No Opt. Call	AA	239,854
10	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc, Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	N/R	10,927
810	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beaver Dam Community Hospitals Inc, Series 2013A, 5.250%, 8/15/34 (Pre-refunded 8/15/23)	8/23 at 100.00	N/R	926,235
10	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R	12,243
130	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A	147,290
4,010	Total U.S. Guaranteed			4,418,170
	Utilities – 6.0%
995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (5)	No Opt. Call	N/R	1,244
125	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	131,624
860	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (5)	No Opt. Call	N/R	1,075
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	1,250
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (5)	No Opt. Call	N/R	331

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$575	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/30 – AGM Insured (5)	10/20 at 100.00	AA	$578,623
580	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured (5)	No Opt. Call	Baa2	594,193
790	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured (5)	10/20 at 100.00	AA	795,261
305	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/24 – AGM Insured (5)	10/20 at 100.00	AA	307,159
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
675	5.250%, 7/01/24 – NPFG Insured (5)	No Opt. Call	Baa2	694,400
130	5.250%, 7/01/26 – NPFG Insured (5)	No Opt. Call	Baa2	134,047
2,760	5.250%, 7/01/27 – AGM Insured (5)	No Opt. Call	AA	3,019,633
185	5.250%, 7/01/31 – AGM Insured (5)	No Opt. Call	AA	202,181
250	5.250%, 7/01/35 – NPFG Insured (5)	No Opt. Call	Baa2	256,000
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	10/20 at 100.00	CCC	1,106,592
1,250	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	A1	1,493,162
11,945	Total Utilities			9,316,775
$158,015	Total Municipal Bonds (cost $150,214,414)			157,443,830

Shares	Description (1)	Value
	COMMON STOCKS – 1.3%
	Electric Utilities – 1.3%
100,944	Energy Harbor Corp, (7), (8), (9)	$1,943,172
	Total Common Stocks (cost $3,031,966)	1,943,172
	Total Long-Term Investments (cost $153,246,380)	159,387,002
	Floating Rate Obligations – (5.2)%	(8,020,000)
	Other Assets Less Liabilities – 1.7%	2,613,453
	Net Assets – 100%	$153,980,455

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$157,443,830	$ —	$157,443,830
Common Stocks	—	1,943,172	—	1,943,172
Total	$ —	$159,387,002	$ —	$159,387,002

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.